Equity Financing and the Debt Restructuring (2010 Equity Financing and the Debt Restructuring) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended						12 Months Ended					0 Months Ended	6 Months Ended		12 Months Ended				0 Months Ended		1 Months Ended		0 Months Ended	6 Months Ended			12 Months Ended			6 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended		0 Months Ended					6 Months Ended		12 Months Ended		12 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Mar. 31, 2011 Warrants Issued Pursuant to Waiver Agreement [Member]	Mar. 26, 2012 Amended and Restated Senior 6.25% Convertible Note [Member]	Dec. 24, 2010 Amended and Restated Senior 6.25% Convertible Note [Member]	Jul. 30, 2010 Amended and Restated Senior 6.25% Convertible Note [Member]	Jun. 30, 2010 Amended and Restated Senior 6.25% Convertible Note [Member]	Mar. 26, 2010 Amended and Restated Senior 6.25% Convertible Note [Member]	Dec. 24, 2007 Amended and Restated Senior 6.25% Convertible Note [Member]	Dec. 31, 2012 Amended and Restated Senior 6.25% Convertible Note [Member]	Dec. 31, 2011 Amended and Restated Senior 6.25% Convertible Note [Member]	Jun. 30, 2012 Amended and Restated Senior 6.25% Convertible Note [Member]	Mar. 31, 2011 Amended and Restated Senior 6.25% Convertible Note [Member]	Dec. 23, 2009 Amended and Restated Senior 6.25% Convertible Note [Member]	Dec. 24, 2010 Unsecured Convertible Note [Member]	Jun. 30, 2013 Unsecured Convertible Note [Member]	Jun. 30, 2012 Unsecured Convertible Note [Member]	Dec. 31, 2012 Unsecured Convertible Note [Member]	Dec. 31, 2011 Unsecured Convertible Note [Member]	Dec. 23, 2009 Unsecured Convertible Note [Member]	Nov. 02, 2006 Unsecured Convertible Note [Member]	Dec. 24, 2010 Unsecured Convertible Note [Member] Common Stock [Member]	Dec. 24, 2010 Unsecured Convertible Note [Member] Warrants Issued for Convertible Note Restructuring [Member]	Mar. 31, 2011 Unsecured Convertible Note [Member] Warrants Issued for Convertible Note Restructuring [Member]	Nov. 29, 2010 2010 Bridge Loan [Member]	Dec. 24, 2010 2010 Plan [Member]	Jun. 30, 2013 2010 Plan [Member]	Jun. 30, 2012 2010 Plan [Member]	Jun. 30, 2011 2010 Plan [Member]	Dec. 31, 2011 2010 Plan [Member]	Mar. 26, 2012 2010 Plan [Member]	Mar. 31, 2011 2010 Plan [Member]	Jun. 30, 2011 2010 Plan [Member] Warrants Issued Pursuant to Waiver Agreement [Member]	Dec. 31, 2011 2010 Plan [Member] Warrants Issued Pursuant to Waiver Agreement [Member]	Dec. 31, 2012 2010 Plan [Member] Warrants Issued Pursuant to Waiver Agreement [Member]	Dec. 31, 2012 2010 Plan [Member] Placement Agency Agreement Warrants [Member]	Dec. 31, 2011 2010 Plan [Member] Placement Agency Agreement Warrants [Member]	Dec. 24, 2010 2010 Plan [Member] Unsecured Convertible Note [Member]	Nov. 29, 2010 2010 Plan [Member] 2010 Bridge Loan [Member]	Dec. 24, 2010 2010 Plan [Member] Senior Notes [Member]	Dec. 24, 2010 2010 Plan [Member] Minimum [Member]	Dec. 24, 2010 2010 Plan [Member] Maximum [Member]	Apr. 05, 2012 2012 Plan [Member]	Mar. 26, 2012 2012 Plan [Member]	Jun. 30, 2013 2012 Plan [Member]	Jun. 30, 2012 2012 Plan [Member]	Dec. 31, 2012 2012 Plan [Member]	Dec. 31, 2012 2012 Plan [Member] Placement Agency Agreement Warrants [Member]	Dec. 31, 2012 2012 Plan [Member] Amended and Restated Senior 6.25% Convertible Note [Member]	Mar. 26, 2012 2012 Plan [Member] Minimum [Member]	Mar. 26, 2012 2012 Plan [Member] Maximum [Member]
Equity Financing and Debt Restructuring [Line Items]
Gross consideration in equity financing transaction																															$ 15,000,000															$ 10,000,000	$ 15,000,000		$ 6,000,000						$ 3,000,000	$ 10,000,000
Shares of stock issued per warrant exercised																															1																		0.5
Commission fee percentage																															8.00%																		10.00%
Shares of common stock issued							25,402,164				2,000,000	2,000,000	1,000,000	1,000,000	2,000,000					150,000							150,000				40,000																	616,000	2,000,000
Value of shares issued for agent fees, denominator																															1,000,000
Payments for placement fees																															180,000
Equity units subscribed but unissued																															12,500,000
Per share subscription price of equity units																															$ 1.20
Warrant term length																												5 years	5 years		5 years																		6 years
Exercise price of warrants																				0.90								0.9	0.96		1.00	0.7312				0.78				0.7312			0.9										0.78
Proceeds from equity financing			425,000	6,150,000	6,150,000																										13,500,000																	154,000
Number of warrants issued																																																400,400
Principal issued										5,500,000				15,000,000	5,500,000				15,000,000							1,000,000				1,000,000														1,000,000
Repayments of convertible debt										2,500,000																					2,750,000
Cash paid to settle debt									2,750,000	2,750,000					2,750,000																2,500,000																		2,750,000
Number of warrants cancelled										5,208,333																					5,208,333
Number of shares issued for debt restructuring									2,000,000	800,000																					800,000														800,000
Value of shares issued for debt restructuring									760,000																																		150,000						760,000
Shares of stock issuable, but forgone in lieu of cash payment										3,500,000																					3,500,000
Debt forgiveness										7,200,000																					7,200,000
Debt interest rate														6.25%					6.25%				8.00%		8.00%	5.00%
Interest paid			65,700	248,643	347,902	357,246			680,816	350,434				937,000																																								680,816
Accrued interest payable															680,816	680,816	203,700						680,816	680,816																									680,816
Conversion price										$ 1.35	$ 1.8	$ 1.8		$ 5.45					$ 1.35				$ 0.25			$ 1.50
Warrants issued								400,000												75,000												12,499,980					400,000			12,499,980			75,000
Stock issued upon exercise of warrants																																		372,272
Derivative valuation	1,275,275	4,309,537	1,275,275	4,309,537	1,191,269	3,760,200										285,200		81,500			34,600	326,400	46,400	300,000								134,500	750,000								109,400	2,785,000								783,715	3,101,537	757,469
Gain (loss) on derivative valuation	$ 709,509	$ 2,959,155	$ (25,606)	$ 4,588,480	$ 8,829,748	$ 11,724,400									$ 203,700	$ 2,322,200					$ 11,800	$ (26,400)	$ 253,600	$ 1,101,900								$ (25,100)	$ 2,125,000		$ 372,272			$ 144,000	$ 144,000		$ 2,765,000	$ 7,875,000								$ (26,246)	$ 1,659,855	$ 4,365,323
Risk-free interest rate																					0.10%		0.16%									0.51%									0.36%
Expected life																					6 months		1 year 0 months									2 years 6 months									3 years 0 months
Expected volatility																					143.51%		122.04%									98.23%									85.10%
Dividend yield																					0.00%		0.00%									0.00%									0.00%
Stock trading price																					$ 0.08		$ 0.08									$ 0.08									$ 0.08